Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Income Taxes (Details) [Line Items]
Current income tax expense benefit	$ 3,000	$ 0
Valuation allowance, deferred tax asset, increase decrease, amount	2,800,000	4,800,000
Tax credit carryforward, amount	$ 600,000	600,000
Testing period	3 years
Uncertain tax benefit	$ 944,000	110,000
Accrued interest related to uncertain tax benefits	0
Provision for certain minimum state taxes			$ 3,000
Federal [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards	108,400,000	106,500,000
Tax credit carryforward, amount	500,000	$ 300,000
CALIFORNIA
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 8,900,000
Operating loss carryforwards period	20 years
FLORIDA
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 2,900,000
Net operating loss carryforwards period	indefinitely
ILLINOIS
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 4,500,000
Operating loss carryforwards period	20 years
VIRGINIA
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 1,300,000
Net operating loss carryforwards period	indefinitely
Minimum [Member]
Income Taxes (Details) [Line Items]
Cumulative changes in ownership percentage	50.00%
Expiring in 2027 | Federal [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 55,300,000
Post 2017 | Federal [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 52,800,000